Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Significant Accounting Policies [Line Items]
Net profit (in Yuan Renminbi)	¥ 42,710,000	$ 6,106	¥ (52,388,000)	¥ 97,046,000
Shareholders' equity (in Yuan Renminbi)	734,260,000		¥ 569,586,000		$ 104,999
Net current assets (in Yuan Renminbi)	473,050
Net increase in cash and cash equivalents from continuing operations (in Yuan Renminbi)	¥ 17,688,000
Estimated useful life	10 years				10 years
Number Of Reportable Segments Not Disclosed Flag	true	true
USD [Member]
Significant Accounting Policies [Line Items]
Convenience rate	1				1
RMB [Member]
Significant Accounting Policies [Line Items]
Convenience rate	6.9931				6.9931
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Revenue percentage	27.80%	27.80%	30.80%	25.50%
Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Receivables [Member]
Significant Accounting Policies [Line Items]
Revenue percentage	36.70%	36.70%	21.30%	38.80%
PRC [Member]
Significant Accounting Policies [Line Items]
Concentration Risk, Geographic	95%	95%	95%	95%
Minimum [Member]
Significant Accounting Policies [Line Items]
Credit period	30 days	30 days
Minimum [Member] | Computer Software, Intangible Asset [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	3 years				3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Credit period	90 days	90 days
Maximum [Member] | Computer Software, Intangible Asset [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	10 years				10 years